UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC

(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY

SPECIAL VALUE OPPORTUNITIES FUND, LLC

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2014

Date of reporting period: SEPTEMBER 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

								% of
Issuer	Instrument	Ref	Spread	Floor	Maturity	Principal	Value	Portfolio	Notes
Debt Investments
Aerospace Product and Parts Manufacturing
Hawker Beechcraft, Inc.	Sr Secured Letters of Credit	LIBOR (Q)	2.00%	-	2/15/2015	$50,772	$27,544	0.01%	B
Hawker Beechcraft, Inc.	Sr Unsecured Notes	Fixed	8.50%	-	4/1/2015	$10,434,000	435,327	0.14%	B
Hawker Beechcraft, Inc.	Sr Unsecured Notes	Fixed	8.88%	-	4/1/2015	$3,047,000	127,127	0.04%	B
							589,998	0.19%
Alumina and Aluminum Production and Processing
Revere Industries, LLC	Second Lien Term Loan	Fixed	10.0% PIK	-	5/29/2015	$16,435,218	16,435,218	5.38%	C
Revere Holdings, Inc.	Unsecured Subordinated Note	Fixed	5.0% PIK	-	6/30/2016	$63,294,168	31,900,260	10.45%	B/C
							48,335,478	15.83%
Business Support Services
STG-Fairway Acquisitions, Inc.	Second Lien Term Loan	LIBOR (Q)	9.25%	1.25%	8/28/2019	$20,517,962	20,825,730	6.82%

Communications Equipment Manufacturing
Dialogic Corporation	Senior Secured Notes	Fixed	5% Cash + 5% PIK	-	3/31/2015	$23,936,160	8,928,188	2.92%	B/C

Financial Investment Activities
Marsico Capital Management	First Lien Term Loan	LIBOR (M)	5.00%	-	12/31/2022	$14,586,355	5,396,952	1.77%

Gaming Industries
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	10.00%	-	12/15/2018	$26,537,000	6,335,709	2.07%

Home Furnishings Stores
Linens 'n Things, Inc.	Senior Secured Notes	LIBOR (Q)	5.625%	-	1/15/2014	$6,591,000	247,162	0.08%	B

Nonscheduled Air Transportation
One Sky Flight, LLC	Second Lien Term Loan	Fixed	12% Cash + 3% PIK	-	6/3/2019	$5,901,554	6,078,601	1.99%

Plastics Product Manufacturing
Radnor Holdings	Sr Secured Tranche C Floating Rate Notes	LIBOR (S)	7.25%	-	9/15/2009	$16,527,000	17	-	B/C/F
TR Acquisition Holdings, LLC	Subordinated Promissory Note	LIBOR (Q)	10.0% PIK	-	6/30/2016	$27,618,172	4,612,235	1.51%	B/D
WinCup, Inc.	Second Lien Term Loan C-2	LIBOR (M)	14.5% PIK	-	3/31/2016	$27,862,399	27,862,398	9.12%	D
WinCup, Inc.	Equipment Finance Loan	LIBOR (M)	14.5% PIK	-	3/31/2016	$1,966,737	1,966,737	0.64%	D
							34,441,387	11.27%
Retail
Shopzilla, Inc.	Second Lien Term Loan	LIBOR (Q)	12.50%	-	3/31/2016	$5,621,529	5,568,125	1.82%
Shop Holding, LLC	Convertible Promissory Note	Fixed	5.00%	-	8/5/2015	$62,012	55,872	0.02%	F
							5,623,997	1.84%
Scheduled Air Transportation
Aircraft Leased to United Airlines, Inc.
United N659UA-767, LLC (N659UA)	Aircraft Secured Mortgage	Fixed	12.00%	-	2/28/2016	$2,629,108	2,788,737	0.91%	D
United N661UA-767, LLC (N661UA)	Aircraft Secured Mortgage	Fixed	12.00%	-	5/4/2016	$2,905,361	3,120,930	1.02%	D
							5,909,667	1.93%
Software Publishers
Coreone Technologies, LLC	First Lien Term Loan	LIBOR (Q)	3.75% Cash + 5% PIK	1.00%	9/4/2018	$5,277,320	5,221,908	1.71%

Wireless Telecommunications Carriers
Gogo, LLC	First Lien Term Loan	LIBOR (Q)	9.75%	1.50%	6/21/2017	$6,471,786	6,892,453	2.26%
Gogo, LLC	First Lien Term Loan B-2	LIBOR (Q)	6.50%	1.00%	3/21/2018	$6,561,859	6,660,287	2.18%
							13,552,740	4.44%

Total Debt Investments (Cost $272,810,692)							161,487,517	52.86%

Equity Securities
Aerospace Product and Parts Manufacturing
Beech Holdings, LLC	Membership Units					189,530	1,468,858	0.48%	B/F

Alumina and Aluminum Production and Processing
Revere Holdings, Inc.	Class A Common Shares					90	-	-	B/C/F
Revere Holdings, Inc.	Class B Common Shares					6,940	-	-	B/C/F
Revere Leasing, LLC	Class A Units					90	21,008	0.01%	B/C/F
Revere Leasing, LLC	Class B Units					6,940	1,621,390	0.53%	B/C/F
							1,642,398	0.54%

2

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

								% of
Issuer	Instrument	Ref	Spread	Floor	Maturity	Shares	Value	Portfolio	Notes
Equity Securities (continued)
Business Support Services
Findly Talent, LLC	Membership Units					992,344	$227,247	0.07%	B/F
STG-Fairway Holdings, LLC	Class A Units					1,179,050	3,412,760	1.12%	B/F
							3,640,007	1.19%
Communications Equipment Manufacturing
Dialogic, Inc.	Common Stock					3,121,129	2,528,114	0.83%	B/C/F
Dialogic, Inc.	Warrants to Purchase Common Stock					1,181,484	118	-	B/C/F
Gores I SF Luxembourg, S.àr.1. (Luxembourg)	Company Ordinary Shares					276,043	-	-	B/C/E/F
Gores I SF Luxembourg, S.àr.1. (Luxembourg)	Tracking Preferred Equity Certificates					27,328,261	31,998,972	10.49%	C/E/F
							34,527,204	11.32%
Depository Credit Intermediation
Doral Financial Corporation (Puerto Rico)	Common Stock					92,479	614,061	0.20%	B

Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					233,889	25,728	0.01%	B/F

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing
Precision Holdings, LLC	Class C Membership Interest					48	3,116	-	B/F

Nonmetallic Mineral Mining and Quarrying
EPMC HoldCo, LLC	Membership Units					2,561,000	1,331,720	0.44%	D/F

Nonscheduled Air Transportation
Flight Options Holdings I, Inc.	Warrants to Purchase Common Stock					587	1,013,691	0.33%	B/F

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					303	2,577,753	0.84%	B/D/F

Other Telecommunications
LightSquared Inc.	Call Option					135,791	35,306	0.01%	B/F

Plastics Product Manufacturing
WinCup, Inc.	Common Stock					73,517,938	-	-	B/D/F

Radio and Television Broadcasting
SCG Financial Acquisition Corp.	Warrants to Purchase Common Stock					72,907	120,297	0.04%	B

Retail
Shop Holding, LLC	Class A Units					430,001	234,738	0.08%	B/F
Shop Holding, LLC	Warrants to Purchase Class A Units					276,985	3	-	B/F
							234,741	0.08%
Scheduled Air Transportation
Aircraft Leased to United Airlines, Inc.
United N659UA-767, LLC (N659UA)	Trust Beneficial Interests					694	3,770,782	1.23%	D/F
United N661UA-767, LLC (N661UA)	Trust Beneficial Interests					673	3,794,702	1.24%	D/F
							7,565,484	2.47%
Semiconductor and Other Electronic Component Manufacturing
TPG Hattrick Holdco, LLC	Common Units					4,550,676	3,413,007	1.12%	B/F

Wired Telecommunications Carriers
Hawaiian Telcom Holdco, Inc.	Common Stock					183,893	4,724,211	1.55%	B
Integra Telecom, Inc.	Common Stock					5,728,661	23,373,510	7.66%	B/C/F
Integra Telecom, Inc.	Warrants					2,272,561	1,253,772	0.41%	B/C/F
V Telecom Investment S.C.A. (Luxembourg)	Common Shares					2,127	5,182,477	1.70%	B/E/F
							34,533,970	11.32%
Wireless Telecommunications Carriers (except Satellite)
AAL Management Corporation (Canada)	Class B Non-Voting Shares					4,363,333	3,896,529	1.28%	E/F

Total Equity Securities (Cost $219,779,903)							96,643,870	31.67%

Total Investments (Cost $492,590,595) (G)							258,131,387	84.53%

3

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

								% of
Issuer	Instrument	Ref	Spread	Floor	Maturity	Principal	Value	Portfolio	Notes
Cash and Cash Equivalents
Wells Fargo & Company Money Market Deposit Account							$32,956,206	10.80%
Union Bank of California	Commercial Paper	Fixed	0.02%	-	10/1/2014	$14,000,000	14,000,000	4.58%
Cash Denominated in Foreign Currencies							274,221	0.09%
Total Cash and Cash Equivalents							47,230,427	15.47%

Total Cash and Investments							$305,361,814	100.00%

Notes to Statement of Investments

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-income producing.

(C)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(D)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(E)	Principal or shares amount denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(F)	Restricted security.

LIBOR or EURIBOR resets monthly (M), quarterly (Q), or semiannually (S).

(G)	Includes investments with an aggregate market value of $8,490,920 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $19,721,096 and $71,352,628, respectively for the nine months ended September 30, 2014. Aggregate purchases includes investment assets received as payment in kind. Aggregate sales includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of September 30, 2014 was $245,527,493, or 80.41% of total cash and investments of the Company.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $492,590,595. Net unrealized depreciation aggregated $233,956,958, of which $17,041,740 related to appreciated investments and $250,998,948 related to depreciated investments.

Derivative instruments at September 30, 2014 were as follows:

Instrument	Notional Amount	Fair Value
Euro/US Dollar Cross-Currency Basis Forward Contract, Pay Euros / Receive USD, Expiring 10/6/14	$88,919,250	$502,250

4

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2014, the investments of the Registrant were categorized as follows:

			Other	Equity
Level	Basis for Determining Fair Value	Bank Debt	Corporate Debt	Securities
1	Quoted prices in active markets for identical assets	$-	$6,335,709	$7,986,685
2	Other observable market inputs*	5,396,950	-	-
3	Independent third-party pricing sources that employ significant unobservable inputs	148,889,352	303,034	83,336,112
3	Internal valuations with significant unobservable inputs	-	562,471	5,321,073
Total		$154,286,302	$7,201,214	$96,643,870

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2014 were as follows:

	Independent Third-Party Valuation
		Other	Equity
	Bank Debt	Corporate Debt	Securities
Beginning balance	$162,316,671	$477,848	$95,104,059
Net realized and unrealized gains (losses)	1,389,221	(37,068)	(22,526,377)
Acquisitions	16,436,262	63,498	6,305,348
Dispositions	(31,252,802)	(14,362,494)	(7,302,563)
Transfers into Level 3†	-	14,161,250	15,782,993
Reclassifications within Level 3‡	-	-	(4,027,348)
Ending balance	$148,889,352	$303,034	$83,336,112

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(4,663,088)	$(14,731)	$(24,138,702)

†	Comprised of two investments that was transferred from Level 2 due to reduced trading volumes.
‡	Comprised of one investment that was reclassified to Investment Manager Valuation and one investment that was reclassified from Investment Manager Valuation.

Changes in investments categorized as Level 3 during the nine months ended September 30, 2014 were as follows:

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$557,941	$8,202,327
Net realized and unrealized gains (losses)	-	35,813	(2,385,564)
Acquisitions	-	-	323,583
Dispositions	-	(31,283)	(1,799,031)
Transfers into Level 3§	-	-	12,098,053
Reclassifications within Level 3**	-	-	(11,118,295)
Ending balance	$-	$562,471	$5,321,073

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$35,813	$(767,617)

§	Comprised of one investment that was transferred from Level 2 due to the increased significance of unobservable inputs.
**	Comprised of one investment that was reclassified to Independent Third-Party Valuation and one investment that was reclassified from Independent Third-Party Valuation.

5

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the nine months ended September 30, 2014 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	$9,215,422	$-	$-	$8,928,188	$-
Dialogic, Inc., Common Stock	1,089,274	-	-	2,528,114	-
Dialogic, Inc., Warrants to Purchase Common Stock	30,686	-	-	118	-
EPMC HoldCo, LLC, Membership Units	3,047,590	-	(1,892,323)	1,331,720	-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	7,348,748	-	-	-	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	40,226,602	-	-	31,998,972	10,615
Integra Telecom, Inc., Common Stock	25,097,288	-	-	23,373,510	-
Integra Telecom, Inc., Warrants	1,271,090	-	-	1,253,772	-
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes,
LIBOR + 7.25%, due 9/15/09	17	-	(31,283)	17	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	21,393,429	-	-	31,900,260	-
Revere Industries, LLC, 2nd Lien Term Loan, 10% PIK, due 5/29/15	15,264,794	1,170,423	-	16,435,218	1,170,744
Revere Leasing, LLC, Class A Units	22,024	-	(1,017)	21,008	-
Revere Leasing, LLC, Class B Units	1,699,773	-	(78,406)	1,621,390	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16	12,538,650	-	-	4,612,235	-
N659UA Aircraft Secured Mortgage, 12%, due 3/28/16	4,132,029	-	(1,165,469)	2,788,737	294,501
N661UA Aircraft Secured Mortgage, 12%, due 5/4/16	4,443,144	-	(1,130,268)	3,120,930	308,573
N659UA Equipment Trust Beneficial Interests	3,979,744	1,165,469	(709,041)	3,770,782	-
N661UA Equipment Trust Beneficial Interests	3,997,106	1,130,268	(696,767)	3,794,702	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16	24,908,191	2,954,208	-	27,862,398	2,914,804
WinCup, Inc., Common Stock	-	-	-	-	-
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16	1,758,207	208,530	-	1,966,737	205,749
Woodbine Intermediate Holdings, LLC, Membership Units	8,070,705	7,472	-	2,577,753	-

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2014 were as follows:

Investment	Acquisition Date	Cost

AAL Management Corporation, Class B Non-Voting Shares	9/16/14	$3,987,328
Beech Holdings, LLC, Membership Units	3/1/13	2,408,525
Findly Talent, LLC, Membership Units	1/1/14	323,581
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	406,003
LightSquared Inc., Call Option $0.01	12/31/13	-
Marsico Holdings, LLC, Common Interest Units	9/10/12	239,429
Precision Holdings, LLC, Class C Membership Interests	Various 2010	-
Shop Holding, LLC, Class A Units	6/2/11	407,009
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15	2/5/14	62,012
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,321,700
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079
V Telecom Investment S.C.A., Common Shares	11/9/12	4,966,834

6

ITEM 2.          CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:	/s/ Mark K. Holdsworth

Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth

Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	December 1, 2014

By:	/s/ Paul L. Davis

Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	December 1, 2014

8